[logo] PIONEER Investments(R)




February 6, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, I certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of prospectus and statement of additional information relating to Pioneer Fundamental Growth Fund, which would have been filed by the Trust under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 42 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on February 2, 2017 (Accession No. 0001174520-17-000003).

If you have any questions or comments concerning the foregoing certification, please contact me at (919) 397-0939.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Senior Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


               "Member of the UniCredit S.p.A. banking group"